Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,049,000
Previously Paid Amount	0.00
Total Fee Amount	144.87
Total Offset Amount	0.00
Net Fee	144.87
Narrative - Max Aggregate Offering Price	$ 1,049,000
Final Prospectus	true